Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding, Begining		2,550,000	5,050,000
Expired		(2,550,000)	(2,500,000)
Outstanding, Ending			2,550,000
Weighted average exercise price
Outstanding, Begining		$ 0.05	$ 0.05
Expired			0.05
Outstaing, Ending			$ 0.05